FAIR VALUE MEASUREMENTS (Change in Fair Value at Level 3) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into Level 3	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Commodity Contract [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	0	1,915,000	3,543,000	$ 1,521,000	(84,000)	3,543,000	$ 3,543,000	$ 1,521,000
Purchases	0	0			0	0	0	0
Settlements	0	(746,000)			45,000	(1,003,000)	(1,149,000)	(15,222,000)
Unrealized (gain) loss included in earnings	0	(676,000)			39,000	(2,047,000)	(2,478,000)	17,244,000
Transfers into Level 3	0	0			0	0	0	0
Transfers out of Level 3	0	0			0	0	0	0
Balance at end of period	$ 0	$ 493,000	$ 1,915,000		$ 0	$ 493,000	$ (84,000)	$ 3,543,000